FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL REVENUE
Revenue from interest, fees, and charges	R$ 876,212	R$ 2,642,607	R$ 1,736,654
Income from financial investments	763,016	686,179	962,516
Arrears on electricity	252,112	248,407	169,712
Monetary restatements, credit	1,205,941	699,871	947,365
Exchange variations, credit	2,662,259	4,150,664	930,835
Adjustment to fair value - RBSE	367,760
Gains on derivatives		20,366	237,386
Other financial income	532,054	623,725	412,830
Total Financial Revenue	6,659,354	9,071,819	5,397,298
FINANCIAL EXPENSES
Debt charges	(3,247,747)	(2,680,884)	(3,449,846)
Commercial leasing charges	(340,819)	(308,770)
Charges on shareholders' funds	(271,130)	(270,533)	(388,408)
Monetary adjustment loss	(788,982)	(800,789)	(1,201,884)
Exchange variation loss	(2,627,251)	(4,364,256)	(1,065,028)
Adjustment to fair value - RBSE		(921,212)
Losses on derivatives	(56,613)	(63,378)	(35,797)
Other financial expenses	1,407,838	1,036,628	992,451
Total Financial Expenses	(8,740,380)	(10,446,450)	(7,133,414)
FINANCIAL RESULT	R$ (2,081,026)	R$ (1,374,631)	R$ (1,736,116)